Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Segment Assets Based on Assets' Respective Locations
The information on segment assets is based on the assets’ respective locations.

For the Twelve-month Period Ended December 31	Proprietary Development			Partnered Discovery			Unallocated			Group
(in 000’ €)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
External Revenues	34,286	53,610	17,635	37,469	22,832	49,156	0	0	0	71,755	76,442	66,791
Operating Expenses	(143,459)	(107,019)	(99,106)	(10,671)	(9,516)	(18,906)	(25,723)	(19,969)	(15,835)	(179,853)	(136,504)	(133,847)
Segment Result	(109,173)	(53,409)	(81,471)	26,798	13,316	30,250	(25,723)	(19,969)	(15,835)	(108,098)	(60,062)	(67,056)
Other Income	125	159	157	0	0	0	680	1,486	963	805	1,645	1,120
Other Expenses	(19)	0	0	0	0	0	(608)	(689)	(1,671)	(627)	(689)	(1,671)
Segment EBIT	(109,067)	(53,250)	(81,314)	26,798	13,316	30,250	(25,651)	(19,172)	(16,543)	(107,920)	(59,106)	(67,607)
Finance Income										2,799	418	712
Finance Expenses										(2,272)	(754)	(1,895)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets										872	(1,035)	0
Earnings before Taxes										(106,521)	(60,477)	(68,790)
Income Tax Benefit / (Expenses)										3,506	4,305	(1,036)
Net Loss										(103,015)	(56,172)	(69,826)
Current Assets	12,155	15,842	8,802	11,078	7,114	18,054	280,460	365,949	313,825	303,693	388,905	340,681
Non-current Assets	72,928	42,041	60,658	11,851	6,288	8,490	107,967	101,530	5,569	192,746	149,859	74,717
Total Segment Assets	85,083	57,883	69,460	22,929	13,402	26,544	388,427	467,479	319,394	496,439	538,764	415,398
Current Liabilities	36,176	32,167	33,008	2,877	1,471	4,083	22,505	12,285	10,610	61,558	45,923	47,701
Non-current Liabilities	27,775	3,291	7,072	5,771	158	1,045	6,633	1,019	909	40,179	4,468	9,026
Stockholders’ Equity	0	0	0	0	0	0	394,702	488,373	358,671	394,702	488,373	358,671

Total Segment Liabilities and Equity	63,951	35,458	40,080	8,648	1,629	5,128	423,840	501,677	370,190	496,439	538,764	415,398

Capital Expenditure	2,830	1,319	12,344	625	879	602	207	268	204	3,662	2,466	13,150
Depreciation and Amortization	1,718	1,903	1,555	1,385	1,429	2,075	355	418	400	3,458	3,750	4,030

Summary of Regional Distribution of Revenue
The following overview shows the Group’s regional distribution of revenue:

in 000’ €	2019	2018	2017
Germany	145	309	851
Europe and Asia	39,322	56,784	57,229
USA and Canada	32,288	19,350	8,711

Total	71,755	76,443	66,791

Summary of Timing of Satisfaction of Performance Obligations
The following overview shows the timing of the satisfaction of performance obligations.

	Proprietary Development		Partnered Discovery
in 000’ €	2019	2018	2019	2018
At a Point in Time thereof performance obligations fulfilled in previous periods: in Proprietary Development € 29.1 million in 2019 and € 0 in 2018 and in Partnered Discovery € 32.9 million in 2019 and € 19.0 million in 2018	34,286	53,610	36,984	22,268
Over Time	0	0	485	564

Total	34,286	53,610	37,469	22,832